Reserves - Schedule of Reserves (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	$ 319,826	RM 1,304,091	RM 1,704,989
Founder Energy Sdn. Bhd. [Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	318,822	1,299,996	1,299,996
Plant, Equipment and Inventory from Solar Bina Engineering Sdn. Bhd.[Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	87,130	355,271	355,271
Business from Solar Bina Engineering Sdn. [Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	12,195	49,722	49,722
Foreign translation reserve [Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	$ 98,321	RM 400,898